Note 21 - Segmented Information - Segment Earnings (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Segmented assets	$ 1,534,072	$ 7,176,192
Segmented liabilities	980,318	731,159
Total revenue	2,776,768	3,195,221	$ 4,925,735
Segmented direct costs	225,618	385,384	382,871
Segmented selling, general & administrative	1,368,153	1,364,736	1,059,703
Segmented intangible amortization	1,051,928	1,003,485	721,720
Segmented profit (loss)	(6,261,382)	64,247	2,532,057
Foreign exchange gain	(189,783)	(146,599)	399,314
Interest and other financial	(53,709)	(35,768)	(158,792)
Share-based payments	(371,513)		(151,038)
Other comprehensive income	(1,410)	60,173	(157,358)
Total Comprehensive Income (Loss)	(6,262,792)	124,420	2,374,699
Online English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	223,542	5,043,729	3,756,913
Segmented liabilities	458,698	326,463	717,139
Total revenue	1,088,197	1,456,421	2,954,614
Segmented direct costs	134,695	167,597	276,049
Segmented selling, general & administrative	1,420,502	625,512	337,756
Segmented intangible amortization	1,051,928	1,003,485	721,720
Segmented other expense	1,502	1,513	3,097
Segmented impairment	2,087,700
Segmented profit (loss)	(6,380,956)	(341,660)	1,615,992
Segmented intangible addition		1,798,687	2,071,440
Print-based English language learning segment [member]
Statement Line Items [Line Items]
Segmented assets	1,310,530	2,132,463	1,476,038
Segmented liabilities	521,620	404,696	469,028
Total revenue	1,688,571	1,738,800	1,971,121
Segmented direct costs	90,923	217,787	106,822
Segmented selling, general & administrative	679,905	739,224	721,947
Segmented intangible amortization
Segmented other expense	280,908	193,489	315,771
Segmented impairment
Segmented profit (loss)	734,579	588,274	826,581
Segmented intangible addition
Total operating segments [member]
Statement Line Items [Line Items]
Segmented assets	1,534,072	7,176,192	5,232,951
Segmented liabilities	980,318	731,159	1,186,167
Total revenue	2,776,768	3,195,221	4,925,735
Segmented direct costs	225,618	385,384	382,871
Segmented selling, general & administrative	2,100,407	1,364,736	1,059,703
Segmented intangible amortization	1,051,928	1,003,485	721,720
Segmented other expense	282,410	195,002	318,868
Segmented impairment	2,087,700
Segmented profit (loss)	$ (5,646,377)	246,614	2,442,573
Segmented intangible addition		$ 1,798,687	$ 2,071,440